COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Apr. 01, 2015	Dec. 31, 2012 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2012 Minimum [Member] Special Purpose Entities [Member]	Dec. 31, 2012 Maximum [Member] Special Purpose Entities [Member]
Commitments & contingencies [Line Items]
Number of vessels sold and leased back			4	4
Options on the lessor's side to extend the charters (upper range)			5 years
Total amount of potential payment under put options with respect to capital leases			$ 36,000,000	$ 36,000,000
Number of vessels on long-term bareboat charters to Chevron	3
Chevron holds options to purchase each vessel on April 1, 2015		1
Newbuilding installment Commitments	87,900,000
Related Party Transactions Number Of Vessels					3
Contingent liability in respect of newbuildings					$ 209,000,000
Leased back on charters						8 years	12 years 6 months